Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation

Note 13—Stock-based compensation

Stock plans

The Company grants stock-based awards under its 2016 Equity Incentive Award Plan (the “2016 Plan”), which replaced its 2014 Equity Incentive Plan (the “2014 Plan”) and became effective immediately prior to the effectiveness of the Company’s registration statement on Form S-1. Immediately prior to the initial public offering, the 2014 Plan terminated and no further awards will be granted thereunder. The 2016 Plan permits the grant of incentive stock options, non-statutory stock options, restricted stock and other stock- or cash-based awards to employees, officers, directors, advisors and consultants. The 2016 Plan allows for option grants of the Company’s common stock based on service, performance and market conditions.

A total of 9,460,556 shares were reserved for grant and 607,276 shares remained available for future issuance under the 2014 Plan as of December 31, 2015. There were no shares reserved for grant or available for future issuance under the 2014 Plan as of December 31, 2016.

A total of 5,430,690 shares were initially reserved for grant under the 2016 Plan. Additionally, any awards outstanding under the 2014 Equity Plan that are forfeited or lapse unexercised will be added to the shares reserved and available for grant under the 2016 Plan, up to a maximum of 4,341,200 shares. As of December 31, 2016, a total of 5,510,040 shares were reserved for grant under the 2016 Plan, including 79,350 shares forfeited from the 2014 Plan to date, and 3,683,028 shares remained available for future issuance.

Early exercise of stock options

Stock options granted pursuant to the 2014 Plan permitted certain management-level option holders and directors to elect to exercise unvested options prior to vesting (“early exercise”). In the event of termination of the option holder’s employment or directorship, all unvested shares issued upon the early exercise, so long as they remain unvested, are subject to repurchase by the Company at the lower of the original exercise price or the fair market value of a share of common stock on the date of termination.

Consistent with authoritative guidance, early exercises are not considered substantive exercises for accounting purposes. Cash received for the exercise of unvested options is recorded as a liability, which is released to additional paid-in capital at each reporting date as the shares vest. During the year ended December 31, 2016, options to purchase 3,420,243 shares of common stock were early exercised prior to vesting. Subsequent to the date of exercise through December 31, 2016, options to purchase 1,869,817 shares of common stock subject to early exercise vested and options to purchase 27,600 shares of common stock subject to early exercise were forfeited and repurchased by the Company in connection with the resignation of a Board member. As of December 31, 2016, the Company recorded a liability of $4.1 million related to 1,522,826 shares that remained subject to a potential repurchase obligation of the Company. These shares are expected to vest within the next twelve months. Accordingly, the liability is included in accrued expenses and other current liabilities.

In connection with certain of these early exercises, the Company extended loans to certain key management personnel (the “Debtors”) totaling $10.4 million (the “2016 Notes”). The 2016 Notes served as financing for the Debtors’ exercises of previously issued stock options. The 2016 Notes were secured by the underlying shares and were full recourse to the respective Debtor’s personal assets. The 2016 Notes carried interest at between 0.75% and 0.81% per annum, due semi-annually, and matured in January 2018 or earlier upon the occurrence of certain events specified in the 2016 Note agreements. Amounts due from employees in relation to the 2016 Notes were recorded as a reduction in stockholders’ equity. Upon early exercise, the option holders received shares of restricted common stock and as such, participated in the June 2016 special dividend. Pursuant to the terms of the 2016 Notes, the proceeds from the dividend of $4.1 million were required to be used to pay down the outstanding principal balance.

In July 2016, the Company provided an additional loan totaling $1.5 million (the “July 2016 Add-On Note”) to one of the Debtors to finance the exercise of an additional option to purchase 808,028 shares of common stock at an exercise price of $1.84 per share. The July 2016 Add-On Note carried interest at 0.71% per annum, due semi-annually, and matured in July 2018 or earlier upon the occurrence of certain events specified in the Note agreement. All other terms and conditions of the July 2016 Add-On Note were identical to the 2016 Notes. Amounts due from this employee in relation to the July 2016 Add-On Notes were recorded as a reduction in stockholders’ equity. Upon early exercise, the option holder received shares of restricted common stock.

In August 2016, the Debtors repaid the remaining balance on both the 2016 Notes and the July 2016 Add-On Note of $7.9 million, including accrued interest, in full.

Stock option modification

In June 2016, the Company modified all stock options outstanding and reduced the exercise price by $1.79 per share in order to protect the option holders from dilution that would have otherwise resulted from the dividend recapitalization transaction. A total of 43 individuals, including three board members, held options that were modified. As the Company was not obligated to provide anti-dilution protection under the 2014 Plan, this constituted a modification, as defined by ASC 718 Compensation-stock compensation, which requires calculation of the incremental fair value of the new award. The incremental compensation related to the modification was approximately $2.7 million and is being recognized over the original requisite service period for each modified option. During the period in which the modification occurred, the Company recognized incremental compensation cost of $0.7 million related to the portion of the modified awards for which the requisite service had already been rendered.

Initial public offering grants

Effective immediately prior to the effectiveness of the Company’s registration statement on Form S-1, the Company granted 596,217 restricted stock units (“RSUs”) and, upon pricing of the initial public offering, the Company granted options to purchase 1,250,517 shares of the Company’s common stock to certain officers, employees and directors under the 2016 Plan. Each option has an exercise price per share equal to the initial public offering price.

Service-based stock options

A summary of the Company’s service-based stock option activity and related information is as follows:

	Options outstanding	Weighted-average exercise price (1)	Weighted-average remaining contractual life (in years)	Aggregate intrinsic values (in thousands)
Balance as of December 31, 2015	3,997,502	$3.66
Granted	1,872,897	13.58
Exercised	(2,447,443)	3.55
Forfeited	(212,589)	4.40
Cancelled	(41,400)	3.62
Balance as of December 31, 2016	3,168,967	$8.55	8.7	$64,602

Exercisable, December 31, 2016	1,189,880	$1.86	7.3	$32,223

(1)	The weighted-average exercise prices reflect the impact of the $1.79 exercise price modification for any activity occurring after the June 7, 2016 modification date.

Additional information relating to service-based options is as follows (in thousands, except per share data):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Stock-based compensation expense	$-	$287	$503	$4,286
Intrinsic value of options exercised	-	-	12	2,486

Weighted-average grant date fair value of options granted (per share) (1)	$-	$0.60	$0.99	$5.07

(1)

Based on the grant date fair value at the date of grant, excluding the impact of any subsequent modifications. The weighted-average incremental fair value related to 640,600 service-based options modified in June 2016 was $3.63.

As of December 31, 2016, there was $9.4 million of total unrecognized compensation cost related to service-based stock options, which is expected to be recognized over the remaining weighted-average vesting period of 3.8 years.

During the period prior to the initial public offering, the Company estimated the grant date fair value of stock options granted by first computing the fair value using a Black-Scholes option-pricing model under three potential liquidity scenarios and then applying a probability weighting of each scenario. For the Predecessor 2014 Period, the Successor 2014 Period and the years ended December 31, 2015 and 2016, the fair value of service-based stock options granted were calculated using the following weighted-average assumptions:

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Expected term (in years)	n/a	4.7	4.1	5.9
Expected volatility	n/a	45.00%	40.92%	36.50%
Risk-free interest rate	n/a	1.34%	1.51%	1.34%
Expected dividend yield	n/a	0.00%	0.00%	0.00%

The determination of the fair value of stock options on the date of grant using a Black-Scholes option-pricing model is affected by the estimated fair value of the underlying common stock, as well as assumptions regarding a number of variables that are complex, subjective and generally require significant judgment. The assumptions used in the Black-Scholes option-pricing model to calculate the fair value of stock options were:

Fair value of common stock

The fair value of shares of common stock underlying stock options has historically been the responsibility of, and determined by, the Company’s board of directors, with input from management. Prior to the initial public offering, there was no public market for the Company’s common stock and the board of directors determined the fair value of common stock at the time of grant of the option by considering a number of objective and subjective factors including independent third-party valuations of the Company’s common stock, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, among other factors. After the initial public offering, the fair value of shares of common stock underlying stock options is based on the closing stock price on the date of grant.

Expected term

The expected term of the options represents the period of time that the options are expected to be outstanding. Options granted have a maximum contractual life of 10 years. Prior to the initial public offering, the Company estimated the expected term of the option based on the estimated timing of potential liquidity events. For grants upon or after the initial public offering, the Company estimated the expected term based upon the simplified method described in Staff Accounting Bulletin No. 107, as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to the limited period of time its equity shares have been publicly traded.

Expected volatility

As the Company does not have sufficient trading history for its common stock, the expected stock price volatility for the common stock was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period equivalent to the expected term of the stock option grants. Industry peers consist of several public companies within the same industry, which are of similar size, complexity and stage of development. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of its own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be used in the calculation.

Risk-free interest rate

The risk-free interest rate was based on the U.S. Treasury rate, with maturities similar to the expected term of the options.

Expected dividend yield

The Company does not anticipate paying any dividends in the foreseeable future. As such, the Company uses an expected dividend yield of zero.

Performance-based stock options

For the Company’s performance-based options, in addition to the service condition, the ultimate number of shares to be earned depends on the achievement of both a performance and market condition. The performance condition is based on the occurrence of a liquidity event and was satisfied in connection with the initial public offering in September 2016. The market condition is based upon the achievement of a minimum rate of return from the liquidity event, which will first be measured in March 2017, and holders of performance-based options must remain employed as of the measurement date.

A summary of the Company’s performance-based stock option activity and related information is as follows:

	Options outstanding	Weighted-average exercise price (1)	Weighted-average remaining contractual life (in years)	Aggregate intrinsic values (in thousands)
Balance as of December 31, 2015	4,848,869	$3.64
Granted	276,690	6.69
Exercised	-	-
Forfeited	(1,265,992)	3.57
Cancelled	(23,460)	3.62
Balance as of December 31, 2016	3,836,107	$2.46	7.8	$101,592

(1)	The weighted-average exercise prices reflect the impact of the $1.79 exercise price modification for any activity occurring after the June 7, 2016 modification date.

In regards to the performance condition, if a liquidity event occurred on or prior to January 31, 2016, an additional number of options would have vested, assuming the minimum rate of return was achieved. During the year ended December 31, 2016, performance-based options to purchase a total of 919,611 shares of common stock did not vest and were forfeited because a liquidity event did not occur on or prior to January 31, 2016. The remaining forfeitures occurred in connection with the termination of employment of certain employees.

Additional information relating to performance-based options is as follows (in thousands, except per share data):

	Predecessor	Successor
	Period from	Period from
	January 1, 2014	February 1, 2014
	through	through	Year ended December 31,
	January 31, 2014	December 31, 2014	2015	2016
Stock-based compensation expense	$-	$-	$-	$1,813
Intrinsic value of options exercised	$-	-	-	-

Weighted-average grant date fair value of options granted (per share) (1)	$-	$0.40	$0.50	$1.52

(1)

Based on the grant date fair value at the date of grant, excluding the impact of any subsequent modifications. The weighted-average incremental fair value related to 1,109,163 performance-based options modified in June 2016 was $0.31.

Because the achievement of the performance condition was not deemed probable until a liquidity event occurred, no compensation expense was recognized during the Successor 2014 Period or the year ended December 31, 2015 related to performance-based options. As of December 31, 2016, there was $0.3 million of total unrecognized compensation cost related to performance-based options, which is expected to be recognized over the remaining weighted-average vesting period of 0.2 years. The remaining expense reflects the derived service period associated with the requirement to remain employed as of the date that the market condition is satisfied.

The fair values were determined using a Monte Carlo simulation model, based on rate of return from a potential liquidity event that ranges from 3.0x to 6.5x. The model assumed three potential liquidity scenarios and applied a probability weighting to each scenario. The rate of return is defined as the aggregate amount of distribution, dividends and sales proceeds received by equity holders, in a liquidity event, divided by the aggregate amount of original capital contribution made by these equity holders as of January 31, 2014.

Restricted stock units

A summary of the Company’s restricted stock unit activity and related information is as follows:

	Restricted stock units outstanding	Weighted-average grant date fair value
Balance as of December 31, 2015	-	$-
Granted	596,217	17.00
Vested	-	-
Forfeited	(9,993)	17.00
Cancelled	-	-
Balance as of December 31, 2016	586,224	$17.00

The fair value for restricted stock units is calculated based on the stock price on the date of grant. The weighted-average grant date fair value of restricted stock units granted during the year ended December 31, 2016 was $17.00. The Company recognized $0.7 million in stock-based compensation expense associated with restricted stock units in the year ended December 31, 2016. As of December 31, 2016, there was $9.3 million of total unrecognized compensation cost related to restricted stock units, which is expected to be recognized over the remaining weighted-average vesting period of 3.7 years.

Phantom shares

On November 14, 2014, the Company adopted the J.A. Cosmetics Holdings, Inc. 2014 Phantom Equity Plan (the “Phantom Plan”). The Phantom Plan authorizes the grant of up to 220,800 units of phantom equity to employees, directors and consultants of the Company and any of its subsidiaries. The phantom shares each represent a contractual right to payment of compensation in the future based on the amounts distributable to a holder of the Company’s common stock in connection with a sale of the Company (defined below), less the exercise price. The phantom shares do not represent shares of the Company’s common stock, and a recipient of phantom shares does not receive an ownership interest in the Company, stockholder voting rights or other incidents of ownership to the Company’s common stock.

The phantom shares vest immediately on sale of the majority of the Company’s outstanding common stock or substantially all of the Company’s assets (“sale of the Company”), and the phantom stockholder remains continuously employed by the Company from the date of grant through the date of a sale of the Company. Upon a sale of the Company, holders of a vested phantom share will receive a one-time cash payment in an amount equal to the difference between the fair market value of the amounts to be received by a holder of a share of the Company’s common stock in connection with the sale of the Company and the fair market value of a share of the Company’s common stock on the grant date, as set forth in the phantom shares award agreement. During the Successor 2014 Period and the year ended December 31, 2015, the Company granted 131,100 and 62,100 phantom shares, respectively. No phantom shares were granted during the year ended December 31, 2016. As a cash payment is triggered only upon a sale of the Company, no compensation expense has been recognized related to these phantom shares. As of December 31, 2016, there was $4.5 million of unrecognized stock-based compensation related to the phantom shares; that cost is expected to be recognized upon sale of the Company, if any.